Deferred Income Tax - Changes of Net Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Changes in Deferred Tax Assets and Liabilities [Line Items]
At beginning of period	¥ (200,299)
Deferred tax benefit (expense)	(141,365)	¥ 29,453	¥ (43,660)
Deferred tax relating to other comprehensive income:
At end of period	(250,120)	(200,299)
IFRS 9 [member]
Changes in Deferred Tax Assets and Liabilities [Line Items]
At beginning of period	(200,299)	(370,577)
Deferred tax benefit (expense)	(141,365)	29,453
Deferred tax relating to other comprehensive income:
Remeasurements of defined benefit plans reserve	(2,288)	(10,027)
Financial instruments at fair value through other comprehensive income reserve	92,181	135,022
Own credit on financial liabilities designated at fair value through profit or loss reserve	(3,934)	(1,754)
Exchange differences on translating foreign operations reserve	860	(8,934)
Acquisition and disposal of subsidiaries and businesses		12,825
Exchange differences and others	4,725	13,693
At end of period	¥ (250,120)	¥ (200,299)	¥ (370,577)